Note 6 - Property and Equipment - Schedule of Property and Equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Balance	$ 53,164
Balance	35,215	$ 53,164
Computer and office equipment [member]
Statement Line Items [Line Items]
Balance	31,597
Balance	25,261	31,597
Leasehold improvements [member]
Statement Line Items [Line Items]
Balance	21,567
Balance	9,954	21,567
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	131,055	89,787
Additions	450	41,019
Effect of foreign exchange	(1,371)	249
Additions	450	41,019
Write off	(12,126)
Balance	118,008	131,055
Gross carrying amount [member] | Computer and office equipment [member]
Statement Line Items [Line Items]
Balance	97,875	89,787
Additions	450	7,839
Effect of foreign exchange	(1,371)	249
Additions	450	7,839
Write off	(12,126)
Balance	84,828	97,875
Gross carrying amount [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Balance	33,180
Additions		33,180
Effect of foreign exchange
Additions		33,180
Write off
Balance	33,180	33,180
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	77,891	59,098
Effect of foreign exchange	(1,180)	424
Write off	(12,126)
Charge for the year	18,208	18,369
Balance	82,793	77,891
Accumulated depreciation, amortisation and impairment [member] | Computer and office equipment [member]
Statement Line Items [Line Items]
Balance	66,278	59,098
Effect of foreign exchange	(1,180)	424
Write off	(12,126)
Charge for the year	6,595	6,756
Balance	59,567	66,278
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Balance	11,613
Effect of foreign exchange
Write off
Charge for the year	11,613	11,613
Balance	$ 23,226	$ 11,613